Award Timing Disclosure	12 Months Ended
Jun. 30, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Because the grant of Awards under the 2016 Plan will be within the discretion of the Committee, it is not possible to determine the Awards that will be made to executive officers or directors under the 2016 Plan. For information regarding Awards made to our named executive officers under the 2016 Plan as well as under the Company’s 2019 Equity Compensation Plan (the “2019 Plan”) outstanding as of June 30, 2024, see “Executive Compensation - Outstanding Equity Awards at the End of Fiscal Year 2024.” For information regarding Awards made to our directors under the 2016 Plan and the 2019 Plan outstanding as of June 30, 2024, and for a description of our compensation program for non-employee directors, see “Executive Compensation - Director Compensation.” Since June 30, 2024 until April 24, 2025, we have granted a total of 83,631 RSUs under the 2016 Plan, including grants of 58,631 RSUs to our directors and a total of 530,410 RSUs under the 2019 Plan, including grants of 298,410 RSUs to our executive officers.

Award Timing Method	Because the grant of Awards under the 2016 Plan will be within the discretion of the Committee, it is not possible to determine the Awards that will be made to executive officers or directors under the 2016 Plan. For information regarding Awards made to our named executive officers under the 2016 Plan as well as under the Company’s 2019 Equity Compensation Plan (the “2019 Plan”) outstanding as of June 30, 2024, see “Executive Compensation - Outstanding Equity Awards at the End of Fiscal Year 2024.”